Commitments, Guarantees, and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Within one year	¥ 4,984	¥ 5,255
More than one year	7,839	9,142
Total	¥ 12,823	¥ 14,397